Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
2019	$416,348
2020 and beyond	808,754

$1,225,102